PIMCO Funds

Supplement Dated January 4, 2007 to the Bond Funds Class A, B and C Prospectus dated July 31, 2006

Disclosure Related to the PIMCO Foreign Bond Fund (Unhedged)

Effective immediately, the tables entitled “Annual Fund Operating Expenses” and “Examples” and related numerical examples under the heading “Fees and Expenses of the Fund” in the Fund Summaries section of the Prospectus relating to the PIMCO Foreign Bond Fund (Unhedged) are replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses
Class A	0.25%	0.25%	0.45%	0.95%
Class C	0.25	1.00	0.45	1.70

(1)	Due to the 12b-1 distribution fee imposed on Class C shares, a Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.45%.

Examples. The Examples are intended to help you compare the cost of investing in Class A or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$468	$666	$881	$1,498	$468	$666	$881	$1,498
Class C	273	536	923	2,009	173	536	923	2,009

Disclosure Related to the PIMCO Low Duration Fund

Effective immediately, the table entitled “Examples” and related numerical examples under the heading “Fees and Expenses of the Fund” in the Fund Summaries section of the Prospectus relating to the PIMCO Low Duration Fund are replaced in their entirety with the following:

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$310	$490	$686	$1,250	$310	$490	$686	$1,250
Class B	663	805	1,071	1,699	163	505	871	1,699
Class C	237	428	739	1,624	137	428	739	1,624

Disclosure Related to the PIMCO Money Market Fund

Effective immediately, the tables entitled “Annual Fund Operating Expenses” and “Examples” and related numerical examples under the heading “Fees and Expenses of the Fund” in the Fund Summaries section of the Prospectus relating to the PIMCO Money Market Fund are replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction		Net Fund Operating Expenses
Class A	0.12%	0.10%	0.35%	0.57%	None		0.57%
Class B	0.12	1.00	0.35	1.47	(0.52	)%(3)	0.95%
Class C	0.12	0.10	0.35	0.57	None		0.57%

(1)	Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD, Inc.
(2)	“Other Expenses” reflect an administrative fee of 0.35%.
(3)	PIMCO and the Distributor have contractually agreed for the Fund’s current fiscal year (3/31), to reduce the aggregate administrative fee and Distribution and/or Service (12b-1) Fees for the Class B shares to 0.83% of average daily net assets.

Examples. The Examples are intended to help you compare the cost of investing in Class A, B or C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$58	$183	$318	$714	$58	$183	$318	$714
Class B	97	412	750	1,128	97	412	750	1,128
Class C	58	183	318	714	58	183	318	714

Disclosure Related to the PIMCO Low Duration Fund, PIMCO Floating Income Fund and PIMCO Short-Term Fund

Effective immediately, the second bullet point paragraph under the heading “Class A Shares” in the “Classes of Shares — Class A, B and C Shares” section of the Prospectus is replaced in its entirety with the following:

You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 ($250,000 in the case of the Floating Income, Short-Term and Low Duration Funds) or more of Class A shares. Please see the Guide for details.

Effective immediately, the fourth bullet point paragraph under the heading “Class A Shares” in the “Classes of Shares — Class A, B and C Shares” section of the Prospectus is replaced in its entirety with the following:

You normally pay no contingent deferred sales charge (“CDSC”) when you redeem Class A shares, although you pay a 1% CDSC (0.50%, 0.50% and 0.75% in the case of the Floating Income, Short-Term and Low Duration Funds, respectively) if you purchase $1,000,000 ($250,000 in the case of the Floating Income, Short-Term and Low Duration Funds) or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the Guide for details.

PIMCO Funds

Supplement Dated January 4, 2007 to the Strategic Markets Funds Institutional Class and Administrative Class Prospectus dated October 1, 2006

Disclosure Relating to the PIMCO All Asset All Authority Fund

Effective immediately, the fifth footnote to the table entitled “Annual Fund Operating Expenses” under the heading “Fees and Expenses of the Fund” in the Fund Summaries section of the Prospectus relating to the PIMCO All Asset All Authority Fund is replaced in its entirety with the following:

(5)	Total Annual Fund Operating Expenses excluding interest and line of credit expense is 0.94% for the Institutional Class and 1.19% for the Administrative Class.

Disclosure Relating to the PIMCO Far East (ex-Japan) StocksPLUS® TR Strategy Fund

Effective immediately, the fourth footnote to the table entitled “Annual Fund Operating Expenses” under the heading “Fees and Expenses of the Fund” in the Fund Summaries section of the Prospectus relating to the PIMCO Far East (ex-Japan) StocksPLUS® TR Strategy Fund is replaced in its entirety with the following:

(4)	Total Annual Fund Operating Expenses excluding interest and line of credit expense is 0.80% for the Institutional Class and 1.05% for the Administrative Class.

Disclosure Relating to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund

Effective immediately, the following paragraph is added after the first paragraph under the heading “Fund of Funds Fees” in the “Management of the Funds” section of the Prospectus:

PIMCO has contractually agreed, for the All Asset Fund’s current fiscal year, to reduce its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in Underlying Funds. Similarly, PIMCO has contractually agreed, for the All Asset All Authority Fund’s current fiscal year, to reduce its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.69% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

PIMCO Funds

Supplement Dated January 4, 2007 to the Real Return Strategy, Equity-Related & Asset Allocation Funds Class A, B and C Prospectus dated October 1, 2006

Disclosure Related to the PIMCO All Asset All Authority Fund

Effective immediately, the tables entitled “Annual Fund Operating Expenses” and “Examples” and related numerical examples under the heading “Fees and Expenses of the Fund” in the Fund Summaries section of the Prospectus relating to the PIMCO All Asset All Authority Fund are replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees(1)	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Underlying Fund Expenses(3)	Total Annual Fund Operating Expenses(4)
Class A	0.20%	0.25%	1.56%	0.69%	2.70%
Class C	0.20	1.00	1.55	0.69	3.44

(1)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.20% per annum.
(2)	“Other Expenses” reflect an administrative fee of 0.40% and estimated interest expense of 1.16% and 1.15% for Class A and Class C shares, respectively. Interest expense for the Class A shares and Class C shares of the Fund for the prior fiscal year differed due to the relative sizes of such share classes. Interest expense is generally incurred as a result of investment management activities.
(3)	Underlying Fund Expenses for the Fund are estimated based upon an allocation of the Fund’s assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Underlying Fund expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Fund’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recently completed fiscal year, please see the Annual Underlying Fund Expenses table in this prospectus.
(4)	Total Annual Fund Operating Expenses excluding interest expense is 1.54% and 2.29%, respectively, for Class A and Class C shares.

Examples. The Examples are intended to help you compare the cost of investing in Institutional Class or Administrative Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

	Example: Assuming you redeem shares at the end of each period				Example: Assuming you do not redeem your shares
Share Class	Year 1	Year 3	Year 5	Year 10	Year 1	Year 3	Year 5	Year 10
Class A	$638	$1,182	$1,751	$3,293	$638	$1,182	$1,751	$3,293
Class C	447	1,056	1,788	3,721	347	1,056	1,788	3,721

Disclosure Relating to the PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

Effective immediately, the table entitled “Annual Fund Operating Expenses” under the heading “Fees and Expenses of the Fund” in the Fund Summaries section of the Prospectus relating to the PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) is replaced in its entirety with the following:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees(1)	Distribution and/or Service (12b-1) Fees(2)	Other Expenses(3)	Total Annual Fund Operating Expenses
Class A	0.50%	0.25%	0.45%	1.20%
Class B	0.50	1.00	0.45	1.95
Class C	0.50	1.00	0.45	1.95

(1)	Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.50% per annum.
(2)	Due to the 12b-1 distribution fee imposed on Class B and Class C shares, a Class B or Class C shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(3)	“Other Expenses” reflect an administrative fee of 0.45%.

Disclosure Relating to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund

Effective immediately, the following paragraph is added after the first paragraph under the heading “Fund of Funds Fees” in the “Management of the Funds” section of the Prospectus:

PIMCO has contractually agreed, for the All Asset Fund’s current fiscal year, to reduce its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in Underlying Funds. Similarly, PIMCO has contractually agreed, for the All Asset All Authority Fund’s current fiscal year, to reduce its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.69% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

PIMCO Funds

Supplement Dated January 4, 2007 to the Real Return Strategy, Equity-Related & Asset Allocation Funds Class D Prospectus dated October 1, 2006

Disclosure Relating to the PIMCO Small Cap StocksPLUS® TR Fund and PIMCO StocksPLUS® TR Short Strategy Fund

Effective immediately, the third sentence of the text below the chart listing administrative fees paid by the funds under the heading “Administrative Fees” in the “Management of the Funds” section of the Prospectus is replaced in its entirety with the following:

The administrative fees for the Small Cap StocksPLUS® TR and the StocksPLUS® TR Short Strategy Funds are at annual rates of 0.65% based upon the average daily net assets of the Funds.

Disclosure Relating to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund

Effective immediately, the fifth footnote to the table entitled “Annual Fund Operating Expenses” under the heading “Fees and Expenses of the Fund” in the Fund Summaries section of the Prospectus relating to the PIMCO All Asset All Authority Fund is replaced in its entirety with the following:

(5)	Total Annual Fund Operating Expenses excluding interest expense is 1.54% for Class D shares.

Effective immediately, the following paragraph is added after the first paragraph under the heading “Fund of Funds Fees” in the “Management of the Funds” section of the Prospectus:

PIMCO has contractually agreed, for the All Asset Fund’s current fiscal year, to reduce its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in Underlying Funds. Similarly, PIMCO has contractually agreed, for the All Asset All Authority Fund’s current fiscal year, to reduce its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.69% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

PIMCO Funds

Supplement Dated January 4, 2007 to the PIMCO Funds Class R Prospectus dated October 1, 2006

Disclosure Relating to the PIMCO Short-Term Fund

Effective immediately, the tables entitled “Annual Fund Operating Expenses” and “Examples” and related numerical examples under the heading “Fees and Expenses of the Fund” in the Fund Summaries section of the Prospectus relating to the PIMCO Short-Term Fund are replaced in their entirety with the following:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Share Class	Advisory Fees	Distribution and/or Service (12b-1) Fees(1)	Other Expenses(2)	Total Annual Fund Operating Expenses	Expense Reduction(3)	Net Fund Operating Expenses
Class R	0.25%	0.50%	0.35%	1.10%	(0.10)%	1.00%

(1)	Due to the 12b-1 distribution fee imposed on Class R shares, a Class R shareholder may, depending upon the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
(2)	“Other Expenses” reflect an administrative fee of 0.35%.
(3)	PIMCO and the Distributor have contractually agreed for the Fund’s current fiscal year (3/31) to waive 0.05% of the Fund’s administrative fee and Distribution and/or Service (12b-1) Fees, respectively, for the Class R shares of the Fund.

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class R	$102	$340	$596	$1,330

Disclosure Relating to the PIMCO StocksPLUS® Fund

Effective immediately, the table entitled “Examples” and related numerical examples under the heading “Fees and Expenses of the Fund” in the Fund Summaries section of the Prospectus relating to the PIMCO StocksPLUS® Fund are replaced in their entirety with the following:

Examples. The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Class R	$122	$381	$660	$1,455

Disclosure Relating to the PIMCO All Asset Fund

Effective immediately, the following paragraph is added after the first paragraph under the heading “Fund of Funds Fees” in the “Management of the Funds” section of the Prospectus:

PIMCO has contractually agreed, for the All Asset Fund’s current fiscal year, to reduce its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in Underlying Funds. PIMCO may recoup this waiver in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.